Taxes (Details)			6 Months Ended
	Nov. 30, 2022	Dec. 31, 2019	Jun. 30, 2025
Taxes [Line Items]
Income tax rate, percentage		15.00%
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage			25.00%
High and New Technology Enterprises [Member]
Taxes [Line Items]
Preferential tax rates, percentage	15.00%
Income tax rate, percentage			15.00%